UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549



                      FORM 13F

                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:June 30,2012


Check here if Amendment [ X ]; Amendment Number: 01
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     BNP PARIBAS ARBITRAGE, SNC
Address:  787 Seventh Ave.
          New York, NY 10019


13F File Number: 028 - 10038


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:     M. Andrews Yeo
Title:    EQD COO, BNP Paribas Securities Corp.
Phone:    917-472-4991
Signature ,Place, and Date of Signing:
M. Andrews Yeo
New York, NY
2012/08/28

This is to correct the position in one issuer's common stock.

Report Type (Check only one.):


[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[  ]        13F NOTICE.  (Check here if no holdings reported are in
            this report, and all holdings are reported by other reporting manager(s).)


[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
**NONE**

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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               FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
Form 13F Information Table Entry Total:	2
Form 13F Information Table Value Total:	$118,057 (X$1,000)
List of Other Included Managers:

 No.  13F File Number     Name
**NONE**
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
Manager: BNP PARIBAS ARBITRAGE, SNC          Period End Date: Jun 29,2012     Page  1 of 26

            ITEM 1                   ITEM 2         ITEM 3    ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------------ ------------------ --------- --------- ------------------ ------- -------- ---------------------
                                                            Value     Shrs or   SH/ PUT/         Other    Voting Authority
Name of Issuer                 Title of Class     CUSIP     (x$1000)  Prn Amt   PRN CALL Dscretn Managers Sole      Shared None
------------------------------ ------------------ --------- --------- --------- --- ---- ------- -------- --------- ------ ----
APACHE CORP                    COM              037411105 25282      287662    SH       SOLE             287662    0        0
YPF SOCIEDAD ANONIMA	 SPON ADR CL D		984245100 92775	     7889031	SH	SOLE		7889031	   0        0
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